Share capital and additional paid-in capital (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2010
Statement [Line Items]
Common Stock, Shares Issued	2,876,194,080	20,000,000
Common Stock, Par Value	¥ 0.00005
March 1, 2018 [Member] | Ordinary Shares [Member]
Statement [Line Items]
Common Stock, Shares Issued	2,000,000,000
Common Stock, Par Value	¥ 0.00005
Dividend	¥ 100,000
March 1, 2018 [Member] | Ordinary Share One [Member]
Statement [Line Items]
Common Stock, Shares Issued	1,000,000,000
Common Stock, Par Value	¥ 0.00005
March 1, 2018 [Member] | Ordinary Share Two [Member]
Statement [Line Items]
Common Stock, Shares Issued	1,000,000,000
Common Stock, Par Value	¥ 0.00005
Common Stock, Increased Value	¥ 50,000